Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Location and Fair Value Amounts of Derivative Instruments

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2012 and 2013 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2012		2013		2012		2013
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥(0)	—	—

Total derivatives		—		—		¥(0)		—

Gain or Loss Recognized in Earnings on Derivatives
The gain or loss recognized in earnings on derivatives for the year ended March 31, 2012 and 2013 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2012	For the year ended March 31, 2013
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥87	¥(87)

Total		¥87	¥(87)